Employee Benefit Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 03, 2015 item	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Shares
Beginning Balance, Shares	678	1,039	1,220
Granted (in shares)	94	41	279
Exercised (in shares)	(91)	(332)	(386)
Forfeited or expired (in shares)	(18)	(70)	(74)
Ending Balance, Shares	663	678	1,039	1,220
Exercisable at end of period (in shares)	479
Weighted-Average Exercise Price Per Share
Beginning Balance, Weighted-average Exercise Price (in dollars per share)	$ 76.15	$ 63.56	$ 41.20
Granted (in dollars per share)	$ 111.90	$ 104.62	$ 124.61
Exercised (in dollars per share)	$ 39.20	$ 35.64	$ 30.28
Forfeited or expired (in dollars per share)	$ 120.77	$ 97.62	$ 98.53
Ending Balance, Weighted-average Exercise Price (in dollars per share)	$ 85.08	$ 76.15	$ 63.56	$ 41.20
Stock Options and Stock Appreciation Rights Exercisable, Weighted- Average Exercise Price (in dollars per share)	$ 73.45
Weighted-Average Remaining Contractual Term
Beginning of period	5 years 7 months 6 days	6 years 2 months 12 days	6 years 4 months 24 days	5 years 9 months 18 days
End of period	5 years 7 months 6 days	6 years 2 months 12 days	6 years 4 months 24 days	5 years 9 months 18 days
Exercisable at end of period	5 years 1 month 6 days
Aggregate Intrinsic Value
Beginning of period	$ 31,794,000	$ 36,708,000	$ 49,125,000
Exercised	6,391,000	24,820,000	32,201,000
End of period	20,751,000	31,794,000	36,708,000	49,125,000
Exercisable at end of period	20,296,000
Minimum years of service to be eligible for employer 401(k) matching	90 days
Minimum hours worked to be eligible for employer 401(k) matching	250
Percentage of employee contributions in which Company will provide a matching contribution of up to 6 percent of employee compensation	50.00%
Percentage of eligible compensation, first level, matched by employer after amendment	6.00%
Employer's matching contributions under the plan	3,000,000	2,700,000	2,700,000
Maximum additional contribution by employer (as a percent)	15.00%
Maximum percentage of salary that may be deferred by participating employees	50.00%
Maximum percentage of annual bonus that may be deferred by participating employees	100.00%
Asset related to invested balances recorded in intangibles and other assets-net	2,500,000
Liability related to participants' invested balances recorded in accrued expenses other	$ 3,300,000